Note 16 - Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)															3 Months Ended					5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 02, 2025	Aug. 25, 2025	Aug. 14, 2025	Aug. 04, 2025	Jul. 30, 2025	Jul. 14, 2025	Jun. 04, 2025	May 09, 2025	May 08, 2025	Feb. 28, 2025	Sep. 09, 2024	Jan. 02, 2024	Jun. 05, 2023	Dec. 06, 2018	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 05, 2023	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 11, 2024	Nov. 27, 2023	Nov. 26, 2023	Nov. 22, 2023	Nov. 21, 2023	Jun. 07, 2023	Jun. 06, 2023	May 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized															500,000,000						500,000,000	500,000,000	500,000,000		500,000,000				500,000,000
Common Stock, Shares, Issued															190,104,140						190,104,140	97,479,734
Common Stock, Shares, Outstanding															190,104,140						190,104,140	97,479,734	87,554,734
Common Stock, Par or Stated Value Per Share			$ 0.0001					$ 0.0001			$ 0.0001				$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001				$ 0.0001		$ 0.0001
Stock Issued During Period, Value, Other															$ 1,300,000	$ 8,000,000	$ 150,000					$ 150,000	$ 600,000
[custom:CommonStockWarrantsOrRightsIssued]											8,000,000
Warrants and Rights Outstanding, Maturity Date																						Dec. 11, 2029
Preferred Stock, Shares Authorized															71,250,000						71,250,000	71,250,000			100,000,000	50,000,000	18,250,000	25,000,000	50,000,000	25,000,000
Preferred Stock, Par or Stated Value Per Share																									$ 0.0001				$ 0.0001
[custom:DeemedDividendOnConversion]																					$ 3,700,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized													20,000,000												81,250,000	20,000,000
Preferred Stock, Shares Issued															64,220,000						64,220,000	37,020,000	28,420,000
Preferred Stock, Shares Outstanding															64,220,000						64,220,000	37,020,000	28,420,000
Preferred Stock, Voting Rights																					The holders of Series A preferred stock vote together with the holders of common stock and any other class or series of stock entitled to vote thereon as a single class on an as-converted basis
Preferred Stock, Participation Rights													Under the Certificate of Designation, filed on June 5, 2023, holders of Series A Preferred Stock are entitled to a liquidation preference of $0.25 per share, the Stated Value of the newly created preferred stock, over our common stock and Series C Preferred Stock in the event of a dissolution, liquidation or winding up of the company. The holders of Series A Preferred Stock vote together with the holders of Common Stock and any other class or series of stock entitled to vote thereon as a single class on an as converted basis. Each holder shall be entitled to receive an annual dividend of six percent (6%) of the Stated Value times the number of Preferred Shares held by such holder payable on a quarterly basis beginning at the end of the Company’s fiscal quarter following the original issue date. Dividends on the Preferred Shares are payable, at the Company's option, in (a) cash or (b) shares of the Company's Common Stock or a combination thereof. The Company may, in its sole discretion, elect to redeem all or a portion of the outstanding Preferred Shares at the Redemption Amount. As used herein, the term “Redemption Amount” shall equal the Stated Value. If the Company does not redeem all of the outstanding Preferred Shares, but instead opts for a partial redemption, it must be done in at least $250,000 increments and for every $250,000 redeemed the Company will issue to the Holder a warrant to purchase 1,000,000 shares of the Company’s Common Stock at an exercise price of $0.25 share.								Each holder shall be entitled to receive an annual dividend of six percent (6%) of the Stated Value times the number of Preferred Shares held by such holder payable on a quarterly basis beginning at the end of the Company’s fiscal quarter following the original issue date. Dividends on the Preferred Shares are payable, at the Company’s option, in (a) cash or (b) shares of the Company’s common stock, or a combination thereof, and shall be non-cumulative.
Preferred Stock, Liquidation Preference Per Share															$ 0.25						$ 0.25
Debt Instrument, Convertible, Terms of Conversion Feature																					After twenty-four months, each share of Series A Preferred Stock may be converted into shares of common stock, the number of which is determined according to the following formula, subject to adjustments for stock splits, stock dividends, recapitalizations, reorganizations, reclassifications, combinations, subdivisions or other similar events: Conversion Amount ($0.25) / Conversion Price ($0.25)
Preferred Stock, Redemption Terms																					The Company may, in its sole discretion, elect to redeem all or a portion of the outstanding Preferred Shares at the Redemption Amount. As used herein, the term “Redemption Amount” shall equal the Stated Value. If the Company does not redeem all of the outstanding Preferred Shares, but instead opts for a partial redemption, it must be done in at least $250,000 increments, and for every $250,000 redeemed, the Company will issue to the holder a warrant to purchase 1,000,000 shares of the Company’s common stock at an exercise price of $0.25 per share
Preferred Stock, Par or Stated Value Per Share													$ 0.0001
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Par or Stated Value Per Share		$ 0.0001
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Converted								18,750,000
Preferred Stock, Shares Authorized																						18,750,000					18,750,000	25,000,000
Preferred Stock, Par or Stated Value Per Share																						$ 0.0001
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion								18,750,000
Napolitano Conversion Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible Preferred Stock Converted to Other Securities								$ 18,750,000
Convertible Preferred Stock, Shares Issued upon Conversion								18,750,000
Common Stock, Par or Stated Value Per Share								$ 0.0001
V K Nap Family L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion								10,359,375
S And T Family Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion								5,578,125
Stewards Investment Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion								2,812,500
S P A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other											8,000,000
[custom:DescriptionOfSharesAndWarrantsIssuedSecond]											each such Common Unit consisted of one share of the Company’s common stock with a par value $0.0001 per share (“Common Stock”), common warrants (“Warrants”) to purchase one Common Stock, for every one share of common stock purchased and a pre-funded warrant (“Pre-funded Warrant”) to purchase 3/200th share of Common Stock purchased. Pursuant to the Purchase Agreement, the Common stock were sold at a purchase price of $0.25 per share, five-year Common warrants having exercise price of $0.40 per share and the Pre-funded warrants having exercise price of $0.0001 per share. The sale of the Units to the Purchasers closed on December 12, 2024 (the “initial closing Date”). The aggregate gross proceeds to the Company from the December 2024 Offering were approximately $2,000,000 before deducting placement agent fees and expenses and other transaction costs of $207,600
[custom:ProceedsFromSecuritiesPurchaseAgreement]											$ 2,000,000
Offering Cost, Expense											$ 207,600
Second S P A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other			1,750,000		1,750,000
[custom:DescriptionOfSharesAndWarrantsIssuedSecond]			Common Units, each such Common Unit consisted of one share of the Company’s common stock with a par value $0.0001 per share (“Common Stock”), common warrants (“Warrants”) to purchase one Common Stock, for every one share of common stock purchased and a pre-funded warrant (“Pre-funded Warrant”) to purchase 3/200th share of Common Stock purchased. Pursuant to the Purchase Agreement, the Common stock were sold at a purchase price of $0.25 per share, five-year Common warrants having exercise price of $0.40 per share and the Pre-funded warrants having exercise price of $0.0001 per share. The sale of the Units to the Purchasers closed on August 14, 2025 (the “Second closing date”). The aggregate gross proceeds to the Company from the August 2025 Offering were approximately $437,500, before deducting placement agent fees and expenses and other transaction costs of $51,350
Various Stockholders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other							400,000
Stock Issued During Period, Value, Other							$ 100,000
Various Stockholders Second Closing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other			87,500
Stock Issued During Period, Value, Other			$ 21,875
Warrant Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:CommonStockWarrantsOrRightsIssued]			1,750,000
Warrants and Rights Outstanding, Term																								5 years
Warrants and Rights Outstanding, Maturity Date																								Dec. 11, 2029
Class of Warrant or Right, Exercise Price of Warrants or Rights															0.40						$ 0.40
Fair Value Adjustment of Warrants																					$ 1,087,831
Warrant Purchase Agreement Second Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Term			5 years
Warrants and Rights Outstanding, Maturity Date			Aug. 13, 2030
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 0.40						$ 0.40
Fair Value Adjustment of Warrants																					$ 292,042
Various Stockholders Registration [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:CommonStockWarrantsOrRightsIssued]							400,000
Fair Value Adjustment of Warrants							$ 51,148
Various Stockholders Registration Second Closing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:CommonStockWarrantsOrRightsIssued]			87,500
Fair Value Adjustment of Warrants			$ 44,580
Stewards International Funds P C C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other				4,000,000					32,000,000
Stock Issued During Period, Value, Other				$ 1,000,000					$ 8,000,000
Forefront Capital L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other	200,000					1,000,000
Stock Issued During Period, Value, Other	$ 50,000					$ 250,000
Forefront Capital L L C [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other																				28,420,000		8,600,000
Conversion of Stock, Shares Converted		10,000,000
Forefront Capital L L C [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion		10,000,000
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions
Stock Issued During Period, Shares, Other															5,200,000	32,000,000
Stock Issued During Period, Value, Other															$ 520	$ 3,200
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions
Stock Issued During Period, Shares, Other
Stock Issued During Period, Value, Other
Preferred Stock, Voting Rights																					The Series B preferred stock shall vote on any matter that may from time to time be submitted to the Company's shareholders for a vote, on a 50-for-one basis
Preferred Stock, Participation Rights																					The holders of shares of Series B preferred stock shall not be entitled to receive any dividends, out of any assets legally available therefor, on the common stock of the Company, as and if declared by the Board of Directors
Debt Instrument, Convertible, Terms of Conversion Feature																					The Series B preferred stock shall be convertible, at the option of the holder thereof, at any time after five years from the date of issuance of such share, at the office of the Company or any transfer agent for such stock, into such number of fully paid and non-assessable shares of common stock on a one-to-one basis
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions
Stock Issued During Period, Shares, Other
Stock Issued During Period, Value, Other
Preferred Stock, Voting Rights														The Series C Preferred Stock shall vote on any matter that may from time to time be submitted to the Company’s shareholders for a vote, on a 25 for one basis							The Series C preferred stock shall vote on any matter that may, from time to time, be submitted to the Company’s shareholders for a vote, on a 25-for-one basis. If the Company effects a stock split that either increases or decreases the number of shares of common stock outstanding and entitled to vote, the voting rights of the Series C preferred stock shall not be subject to adjustment unless specifically authorized
Preferred Stock, Participation Rights														Subject to the rights of any existing series of Preferred Stock or to the rights of any series of Preferred Stock which may from time to time hereafter come into existence, the holders of shares of Series C Preferred Stock shall be entitled to receive dividends, out of any assets legally available therefor, upon any payment of any dividend (payable other than in Common Stock or other securities and rights convertible into or entitling the holder thereof to receive, directly or indirectly, additional shares of Common Stock of the Corporation) on the Common Stock of the Corporation, as and if declared by the Board of Directors, as if the Series C Preferred Stock had been converted into Common Stock							Subject to the rights of any existing series of preferred stock or to the rights of any series of preferred stock that may, from time to time hereafter, come into existence, the holders of shares of Series C preferred stock shall be entitled to receive non-cumulative dividends, out of any assets legally available therefor, upon any payment of any dividend (payable other than in common stock or other securities and rights convertible into, or entitling the holder thereof to receive, directly or indirectly, additional shares of common stock of the Company) on the common stock of the Company, as and if declared by the Board of Directors, as if the Series C preferred stock had been converted into common stock.
Debt Instrument, Convertible, Terms of Conversion Feature														Each share of Series C Preferred Stock shall be convertible into 1 shares of Common Stock							The Series C preferred stock shall be convertible, at the option of the holder thereof, at any time after the date of issuance of such share, at the office of the Company or any transfer agent for such stock, into such number of fully paid and non-assessable shares of common stock as is determined by dividing the Original Issue Price of the Series C preferred stock by the Series C Conversion Price applicable to such share, determined as hereafter provided, in effect on the date the certificate is surrendered for conversion
Forefront L L C [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Converted		10,000,000
Forefront L L C [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Issued		10,000,000
Simplified Companies [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Asset Acquisition, Effective Date of Acquisition												Jan. 02, 2024
Stock Issued During Period, Shares, Acquisitions																					5,000,000	4,000.00
Simplified Companies Deferred Equity Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions										2,000,000